INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS

The components of intangible assets at December 31 were as follows:

	2015
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$14,285	$8,701	$5,584
Licenses	54,622	53,143	1,479
Intellectual property	17,622	9,231	8,391
Customer relationships	89,638	35,543	54,095
Brand	5,787	252	5,535
In-process research and development	12,984	3,818	9,166
	$194,938	$110,688	$84,250

	2014
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$14,919	$8,114	$6,805
Licenses	58,302	54,866	3,436
Intellectual property	8,418	7,081	1,337
Customer relationships	52,989	31,060	21,929
In-process research and development	8,498	4,112	4,386
	$143,126	$105,233	$37,893

Estimated annual amortization expense for the next 5 years ended December 31 are as follows:

2016	$12,441
2017	12,003
2018	11,206
2019	9,420
2020	7,692

During the year ended December 31, 2014, the Company decided to reduce the scope of its 2G chipset development activities, resulting in a $3,145 impairment to licenses and in-process research and development. For the year ended December 31, 2015, no impairment was recognized relating to intangible assets.

Amortization expense relating to intangible assets was $11,737, $14,543, and $18,239 for the years ended December 31, 2015, 2014, and 2013, respectively.

The weighted-average remaining useful lives of intangible assets was 8.7 years as at December 31, 2015.

At December 31, 2015, a net carrying amount of $8,404 (December 31, 2014 - $1,288) included in intangible assets was not subject to amortization.